Operations - Business Perspectives - Additional Information (Detail) R$ in Millions		12 Months Ended
	Jan. 03, 2019 BRL (R$)	Dec. 31, 2018 Contract Segment Customer	Dec. 31, 2017	Dec. 31, 2016
Disclosure of business perspectives [line items]
Percentage decrease of contraction in Brazilian GDP				3.30%
Percentage increase of contraction in Brazilian GDP		1.10%	1.00%
Number of business segments | Segment		4
Percentage of total revenue		72.90%	74.00%
Percentage of decrease in monthly revenue under extended contract		37.70%
Subsequent Event [member]
Disclosure of business perspectives [line items]
Contract term	5 years
Contract maximum value | R$	R$ 844.8
Percentage decrease in revenue	14.10%
Collection cleaning services [member]
Disclosure of business perspectives [line items]
Number of municipality contracts | Contract		2
Percentage of total revenue		39.90%	41.70%
Major customers private and public sectors [member]
Disclosure of business perspectives [line items]
Number of major customer | Customer		10
Percentage of total revenue		69.40%	74.00%
Municipality of Sao Paulo [member]
Disclosure of business perspectives [line items]
Percentage of total revenue		25.50%	29.10%
Municipality Of Curitiba [member]
Disclosure of business perspectives [line items]
Percentage of total revenue		12.00%	12.50%